Short-Term Bank Loans (Details) - Schedule of components of short-term bank loans - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of short-term bank loans [Abstract]
Secured bank borrowings	$ 1,148,959	$ 1,075,084
Carrying amount repayable within 1 year	$ 1,148,959	$ 1,075,084